Deferred Compensation and Supplemental Executive Retirement Plans - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($) Employee Age	Dec. 31, 2016 USD ($)
Deferred compensation plans | Certain executive officers and members of the Board of Directors
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Deferred compensation plans, payable period	10 years
Deferred compensation plans, payments beginning age | Age	65
Deferred compensation plans, liability accrued	$ 312,000	$ 362,000
Deferred compensation plans, changes in present value of future cash payments, discounted rate	8.00%
Deferred compensation plans | Certain executive officers and members of the Board of Directors | Minimum
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Deferred compensation plans, aggregate annual payments	$ 1,992
Deferred compensation plans | Certain executive officers and members of the Board of Directors | Maximum
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Deferred compensation plans, aggregate annual payments	37,200
Deferred compensation plans | Certain executive officers and members of the Board of Directors | Salary and benefits expense
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Deferred compensation plans, expense charged against income	27,000	31,000
Skyline National Bank | Executive Officer | Minimum
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Deferred compensation plans, aggregate annual payments	55,000
Skyline National Bank | Executive Officer | Maximum
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Deferred compensation plans, aggregate annual payments	90,000
Skyline National Bank | Executive Officer | Salary and benefits expense
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Deferred compensation plans, expense charged against income	36,000
Supplemental executive plans of Bank of Floyd | Former members of management
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Deferred compensation plans, aggregate annual payments	$ 69,000
Deferred compensation plans, payable period	20 years
Deferred compensation plans, liability accrued	$ 805,000
Deferred compensation plans, expense charged against income	$ 32,000	$ 17,000
Deferred compensation plans, changes in present value of future cash payments, discounted rate	4.00%
Deferred compensation plans, number of employees covered | Employee	2
Deferred compensation plans, payments beginning term	Subsequent to the executive's last day of employment.